Sales of Receivables (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 Bank Customer	Mar. 31, 2012	Dec. 31, 2012
Sales of Receivables (Additional Textual) [Abstract]
Number of customers	7
Number of banks	8
Amount of receivables sold through factoring arrangements	$ 93.8	$ 84.2
Amount of additional outstanding receivables of factoring arrangements	241.8		218.1
Discount on receivables sold through factoring arrangements	$ 1.3	$ 1.5